Business Segments - Schedule of Assets by Segment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 26,324	$ 26,562	$ 27,066
Ownership [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	11,769	11,936	12,476
Management and franchise [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,626	11,016	11,650
Timeshare [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,757	1,871	1,911
Corporate and other [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 2,172	$ 1,739	$ 1,029